Fair Value Measurements - Narrative (Details) - EBP 002 $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) fund	Dec. 31, 2024 USD ($)
EBP, Investment, Fair Value and NAV [Line Items]
Self-directed account available mutual fund options, count | fund	9,000
Investments, at fair value	$ 6,099,201	$ 0
Self-Directed Accounts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 70,268	$ 55,848